Investments in Affiliated Companies - Additional Information (Detail) ¥ in Millions, $ in Millions			12 Months Ended
	Sep. 17, 2013 JPY (¥) shares	Feb. 25, 2013 JPY (¥) shares	Mar. 31, 2016 JPY (¥) Entity	Mar. 31, 2015 JPY (¥) Entity	Mar. 31, 2014 JPY (¥)	Apr. 01, 2015	Jun. 29, 2012 USD ($)
Schedule of Equity Method Investments [Line Items]
Carrying value of investment			¥ 164,874	¥ 171,063
Affiliated Companies
Schedule of Equity Method Investments [Line Items]
Carrying value of investment			108,421
Fair value of investment			¥ 365,160
Number of affiliated companies accounted for under the equity method | Entity			102	98
Dividends received from affiliated companies			¥ 7,282	¥ 6,149	¥ 2,840
M3, Inc.
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest			39.36%
Number of shares sold | shares	155,000	95,000
Number of shares held | shares		886,908
Cash consideration from sale shares	¥ 37,799	¥ 14,236
Percentage of shares issued and outstanding	9.75%	49.80%
Gain on sale of subsidiary stock					¥ 12,793
Net asset carrying value of subsidiary company			¥ 85,519
Estimated useful life			10 years
EMI Music Publishing
Schedule of Equity Method Investments [Line Items]
Business acquisition total consideration | $							$ 2,200
DH Publishing, L.P.
Schedule of Equity Method Investments [Line Items]
Business acquisition initial investment | $							$ 320
Business acquisition percentage of equity interest							39.80%
Nile Acquisition LLC
Schedule of Equity Method Investments [Line Items]
Equity ownership							74.90%
SFI Leasing Company, Limited
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest			34.00%
MITSUI-SOKO Supply Chain Solutions, Inc
Schedule of Equity Method Investments [Line Items]
Business acquisition percentage of equity interest						34.00%
MITSUI-SOKO Supply Chain Solutions, Inc | Selling, general and administrative
Schedule of Equity Method Investments [Line Items]
Related party transaction, amounts of transaction			¥ 22,576
MITSUI-SOKO Supply Chain Solutions, Inc | Accrued Expense
Schedule of Equity Method Investments [Line Items]
Account balances			¥ 4,741